Revenue (Details) - Scheule of the disaggregation of revenue - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenue (Details) - Scheule of the disaggregation of revenue [Line Items]
Revenue	$ 15,507,718	$ 14,058,602
Australia [Member]
Revenue (Details) - Scheule of the disaggregation of revenue [Line Items]
Revenue	556,837	998,361
France [Member]
Revenue (Details) - Scheule of the disaggregation of revenue [Line Items]
Revenue	4,001,589	3,193,675
India [Member]
Revenue (Details) - Scheule of the disaggregation of revenue [Line Items]
Revenue	17,714
Japan [Member]
Revenue (Details) - Scheule of the disaggregation of revenue [Line Items]
Revenue	113,269	140,587
Singapore [Member]
Revenue (Details) - Scheule of the disaggregation of revenue [Line Items]
Revenue	128,195	80,621
UAE [Member]
Revenue (Details) - Scheule of the disaggregation of revenue [Line Items]
Revenue	340,541	55,482
United Kingdom [Member]
Revenue (Details) - Scheule of the disaggregation of revenue [Line Items]
Revenue	316,852	393,240
United States [Member]
Revenue (Details) - Scheule of the disaggregation of revenue [Line Items]
Revenue	9,652,548	9,133,088
Others [Member]
Revenue (Details) - Scheule of the disaggregation of revenue [Line Items]
Revenue	$ 380,173	$ 63,548